SHARE CAPITAL (Details 7)	12 Months Ended
Dec. 31, 2021 $ / shares shares
SHARE CAPITAL
Restricted Share Units Beginning Balance | shares	0
Restricted Share Units, granted | shares	1,550,000
Restricted Share Units Ending Balance | shares	1,550,000
Weighted average, Beginning Balance | $ / shares	$ 0
Weighted average fair value, Granted | $ / shares	0.40
Weighted average, Ending Balance | $ / shares	$ 0.40